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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:             811-21677

Exact Name of Registrant
(as specified in charter):      Cohen & Steers International Realty Fund, Inc.

Address of Principal Executive Office:          757 Third Avenue
                                                New York, NY 10017

Name and address of agent for service:          John E. McLean
                                                757 Third Avenue
                                                New York, NY 10017

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:   December 31

Date of reporting period:  March 31, 2005


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Item 1. Schedule of Investments



                 COHEN & STEERS INTERNATIONAL REALTY FUND, INC.



                             SCHEDULE OF INVESTMENTS
                           March 31, 2005 (Unaudited)


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
OTHER ASSETS IN EXCESS OF LIABILITIES ................................            100.00%      $  5,100,271

NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $11.46 per share
    based on 445,050 shares of capital stock outstanding) ............            100.00%      $  5,100,271
                                                                                  ------       ------------
                                                                                  ------       ------------

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Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

By: /s/ Robert H. Steers
    --------------------------------
         Name: Robert H. Steers
         Title: Chairman

         Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


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
By: /s/ Robert H. Steers                           By:  /s/ Martin Cohen
    --------------------------------                  ---------------------------------------
         Name: Robert H. Steers                             Name: Martin Cohen
         Title: Chairman, Secretary and                     Title: President, Treasurer
                  and principal executive officer                    and principal financial officer

         Date: May 27, 2005
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